RISK MANAGEMENT - Risk management - Regulatory (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Banco de Bogota S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 759,624	$ 1,013,946
Banco de Bogota S.A. | Measure Trading Risk Method
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 759,624	$ 1,013,946
Basis points of regulatory capital (as a percent)	1.16%	1.00%
Banco de Occidente S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 272,515	$ 327,611
Banco de Occidente S.A. | Measure Trading Risk Method
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 272,515	$ 327,612
Basis points of regulatory capital (as a percent)	0.90%	1.35%
Banco Popular S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 147,685	$ 173,261
Banco Popular S.A. | Measure Trading Risk Method
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 147,685	$ 173,261
Basis points of regulatory capital (as a percent)	1.16%	1.69%
Banco Comercial AV Villas S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 96,711	$ 126,799
Banco Comercial AV Villas S.A. | Measure Trading Risk Method
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 96,711	$ 126,799
Basis points of regulatory capital (as a percent)	0.01%	0.02%
Corficolombiana | Measure Trading Risk Method
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 190,534	$ 211,684
Basis points of regulatory capital (as a percent)	0.07%	0.07%
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 13,808	$ 23,700
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A. | Measure Trading Risk Method
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 13,808	$ 23,700
Basis points of regulatory capital (as a percent)	1.48%	1.68%